Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares issued	34,888,447	30,000,000
Ordinary share, shares outstanding	34,888,447	30,000,000
Ordinary share, shares authorized	200,000,000	200,000,000